Financial Risk Management - Summary of Items Designated as Hedged Items (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Cash Flow hedge reserve	$ 0	$ (4,583)	$ 60,720
Variable-rate instruments [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in value used for calculating hedge ineffectiveness	$ 6,548	(116,064)	(226,307)
Cash Flow hedge reserve		$ (4,583)	$ 60,720